Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses
Government grants	€ 2,152	€ 2,641	€ 1,611
Gain on disposal of property, plant and equipment	2	532
Exchange rate gains		314	147
Income from the reversal of provisions		89	309
Others	240	205	239
Total other operating income	2,394	3,781	2,306
Employee benefits expense	39,271	32,843	26,034
Contributions to state pension scheme (defined contribution plan)	1,851	1,136	1,046
Supervisory board members
Other income and expenses
Employee benefits expense	€ 2,775	€ 1,203	€ 341